SUBSEQUENT EVENTS - Additional Information (Details) - USD ($) $ / shares in Units, $ in Thousands				12 Months Ended
	Feb. 04, 2021	Dec. 30, 2020	Mar. 29, 2019	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Feb. 18, 2021	Jan. 20, 2021
Subsequent Event [Line Items]
Shares issued to purchase computer servers		23,876,308		23,876,308
Ordinary shares, par value			$ 0.001	$ 0.001	$ 0.001
Number of shares per ADS			10
Total assets				$ 115,078	$ 97,706
Total liabilities				116,436	116,669
Revenue				23,546	26,225	$ 24,776
Cost and operating expenses				13,064	25,810	40,668
Cash used in operating activities				(5,555)	$ (14,916)	$ (19,774)
Restructure by transferring business
Subsequent Event [Line Items]
Total assets				113,301
Total liabilities				116,179
Revenue				23,434
Cost and operating expenses				32,401
Cash used in operating activities				$ 5,555
ADS [Member]
Subsequent Event [Line Items]
Ordinary shares, par value			$ 0.01
Subsequent event [Memebr]
Subsequent Event [Line Items]
Closing bid price								$ 2.31
Market value of listed securities							$ 35,000
Shares issued to purchase computer servers	28,412,806
Subsequent event [Memebr] | ADS [Member]
Subsequent Event [Line Items]
Number of shares per ADS	10
Subsequent event [Memebr] | Northern Shore
Subsequent Event [Line Items]
Shares issued to purchase computer servers	28,412,806
Percentage of outstanding ordinary shares issued	19.00%
Value of computer servers	$ 5,540
Per Share consideration	$ 0.195
Subsequent event [Memebr] | Northern Shore | ADS [Member]
Subsequent Event [Line Items]
Per Share consideration	$ 1.95